EQUITY - Narrative Equity Instruments and Hybrid Instruments (Details)				12 Months Ended
	Dec. 22, 2020 USD ($)	Dec. 15, 2020 USD ($) shares	May 18, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Sep. 27, 2011 USD ($)	Dec. 28, 2009 USD ($) business_day
Disclosure of detailed information about borrowings [line items]
Financing costs - net				$ (1,256,000,000)	$ (1,652,000,000)	$ (2,210,000,000)
Increase in non-controlling interest				(59,000,000)	(11,000,000)	(20,000,000)
Proceeds from mandatorily convertible subordinated notes				1,237,000,000	0	0
Borrowings				12,322,000,000
Mandatorily convertible notes				$ 840,000,000	$ 0
Increase in number of ordinary shares issued (in shares) | shares				80,906,149	0
Non-controlling interests
Disclosure of detailed information about borrowings [line items]
Increase in non-controlling interest				$ (6,000,000)	$ (11,000,000)	$ 0
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 869,000,000		$ 1,250,000,000	$ 1,000,000,000			$ 1,000,000,000	$ 750,000,000
Call option, number of business days prior to maturity | business_day								10
Other liabilities	131,000,000
Financing costs - net	178,000,000
Borrowings maturity, term			3 years
Borrowings, issuance amount of principal (in percent)			100.00%
Borrowings, interest rate (in percent)			5.50%
Conversion price (in USD per share) | $ / shares			$ 10.89	$ 9.27
Percentage of minimum price used to determine maximum price (in percent)			117.50%
Borrowings			$ 190,000,000	$ 123,000,000
Borrowing costs incurred			2,000,000
Mandatorily convertible notes			1,047,000,000	$ 840,000,000
Borrowing costs incurred, equity component			11,000,000
Borrowings, principal amount of debt converted		$ 247,000,000
Increase in number of ordinary shares issued (in shares) | shares		22,653,933
Additional conversion cost		$ 25,000,000
Consideration allocated to debt component		30,000,000
Consideration allocated to equity component		$ 207,000,000
Mandatorily convertible unsecured unsubordinated bonds | Mittal family trust
Disclosure of detailed information about borrowings [line items]
Proceeds from mandatorily convertible subordinated notes			$ 100,000,000
Mandatorily convertible unsecured unsubordinated bonds | Non-controlling interests
Disclosure of detailed information about borrowings [line items]
Increase in non-controlling interest	$ 53,000,000